Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of Earnings Per Share (EPS) [Abstract]
Schedule of Basic and Diluted Earnings Per Share	Basic and diluted earnings per share amounts are calculated by dividing the profit for the year by the weighted average number of common shares and investment shares outstanding during the year.

The calculation of basic and diluted earnings per share is shown below:

	2023	2022	2021
Numerator
Profit for the year (S/000)	168,900	176,828	153,170
Denominator
Weighted average number of common and investment shares (thousands of shares)	428,107	428,107	428,107

Basic and diluted earnings per share (S/)	0.39	0.41	0.36